Gain on sale of development properties (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019
Gain on sale of development properties [Line Items]
Gain on sale of development properties	¥ 1,379	$ 200	¥ 767	¥ 1,649
Development Fund [Member]
Gain on sale of development properties [Line Items]
Gain on sale of development properties			112	¥ 468
Minimum
Gain on sale of development properties [Line Items]
Lease term	4 years	4 years
Maximum
Gain on sale of development properties [Line Items]
Lease term	10 years	10 years
General partner | Development Fund [Member]
Gain on sale of development properties [Line Items]
Committed percentage of the total capital (as a percent)				40.00%
Third Party Investor | Development Fund [Member]
Gain on sale of development properties [Line Items]
Committed percentage of the total capital (as a percent)				60.00%
Core Funds
Gain on sale of development properties [Line Items]
Gain on sale of development properties	¥ 1,289		¥ 637	¥ 1,181
Rental rate adjusted with growth rate of fair market rent	5 years	5 years		5 years	5 years
Core Funds | General partner | Minimum
Gain on sale of development properties [Line Items]
Committed percentage of the total capital (as a percent)	10.00%	10.00%
Core Funds | General partner | Maximum
Gain on sale of development properties [Line Items]
Committed percentage of the total capital (as a percent)	20.00%	20.00%
Core Funds | Third Party Investor | Minimum
Gain on sale of development properties [Line Items]
Committed percentage of the total capital (as a percent)	80.00%	80.00%
Core Funds | Third Party Investor | Maximum
Gain on sale of development properties [Line Items]
Committed percentage of the total capital (as a percent)	90.00%	90.00%